Share-Based Compensation (Compensation Expense for all Employee and Director Share-based Compensation Plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ (37)	$ (14)
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	7	8
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	3	(39)
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	30	23
Stock Appreciation Rights (SAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	(1)	(2)
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ (2)	$ (4)